Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other LongTerm Liabilitie [Abstract]
Schedule of other long-term liabilities
	For the year ended December 31,
	2019	2018
Subsidy	2,178,548	1,994,366
Total	$2,178,548	$1,994,366